Share-Based Compensation - Schedule of Fair Value of Options Granted (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average grant date fair value (in Dollars per share)	$ 1.76	$ 41.04	$ 3.16
Risk-free interest rate			4.33%
Expected volatility			110.00%
Expected term (years)			3 years 2 months 4 days
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.62%	4.25%
Expected volatility	86.00%	105.00%
Expected term (years)	6 years 4 months 28 days	3 years 2 months 4 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.17%	4.33%
Expected volatility	87.00%	110.00%
Expected term (years)	10 years	3 years 9 months 3 days